17. SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Tables
Operating segments

Financial information about the Company's operating segments for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
		2012	2011

AIM
	Net Sales	$42,075,000	$42,668,000
	Gross Profit	8,218,000	8,013,000
	Pre Tax Income	4,181,000	3,527,000
	Assets	24,673,000	27,735,000

WMI
	Net Sales	14,907,000	11,077,000
	Gross Profit	4,030,000	2,915,000
	Pre Tax Income	1,501,000	1,288,000
	Assets	10,818,000	8,028,000

NTW
	Net Sales	7,233,000	-
	Gross Profit	2,610,000	-
	Pre Tax Income	963,000	-
	Assets	14,410,000	-

Corporate
	Net Sales	-	-
	Gross Profit	-	-
	Pre Tax Loss	(2,650,000)	(2,511,000)
	Assets	13,200,000	7,883,000

Consolidated
	Net Sales	64,215,000	53,745,000
	Gross Profit	14,858,000	10,928,000
	Pre Tax Income	3,995,000	2,304,000
	Provision for Taxes	1,447,000	57,000
	Net Income	2,548,000	2,247,000
	Elimination of Assets	(9,945,000)	(6,665,000)
	Assets	53,156,000	36,981,000